Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
April 30, 2022
URX-NPRT3-0622
1.929338.110
Common Stocks - 99.9%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 95.4%
REITs - Apartments - 12.2%
American Campus Communities, Inc.	273,221	17,669,202
American Homes 4 Rent Class A (a)	592,016	23,449,754
Apartment Investment & Management Co. Class A (a)(b)	295,090	1,859,067
AvalonBay Communities, Inc.	273,803	62,284,706
Camden Property Trust (SBI)	201,754	31,653,185
Centerspace	27,726	2,558,001
Equity Residential (SBI)	699,001	56,968,582
Essex Property Trust, Inc.	127,582	42,008,925
Independence Realty Trust, Inc.	212,162	5,783,536
Invitation Homes, Inc.	1,184,093	47,150,583
Mid-America Apartment Communities, Inc.	226,639	44,575,301
UDR, Inc.	605,131	32,199,021
		368,159,863
REITs - Diversified - 24.5%
Alexander & Baldwin, Inc.	133,506	2,830,327
Apartment Income (REIT) Corp.	306,773	15,084,028
Apple Hospitality (REIT), Inc.	421,951	7,464,313
Armada Hoffler Properties, Inc.	124,709	1,689,807
Broadstone Net Lease, Inc.	312,571	6,467,094
Cousins Properties, Inc.	288,758	10,366,412
Crown Castle International Corp.	850,311	157,486,100
Digital Realty Trust, Inc.	558,362	81,587,855
Digitalbridge Group, Inc. (b)	1,043,476	7,262,593
Duke Realty Corp.	746,769	40,885,603
EPR Properties	147,126	7,727,058
Equinix, Inc.	177,227	127,440,391
Gaming & Leisure Properties	447,963	19,880,598
Gladstone Commercial Corp.	69,165	1,455,232
Gladstone Land Corp.	67,018	2,439,455
Global Net Lease, Inc.	187,424	2,629,559
Lamar Advertising Co. Class A	173,548	19,161,435
Necessity Retail (REIT), Inc./The	230,704	1,723,359
NexPoint Residential Trust, Inc.	43,786	3,903,960
One Liberty Properties, Inc.	35,803	1,025,756
Outfront Media, Inc.	298,292	7,636,275
Potlatch Corp.	138,000	7,643,820
Preferred Apartment Communities, Inc. Class A	104,520	2,600,458
PS Business Parks, Inc.	39,861	7,461,979
Safehold, Inc. (a)	42,054	1,810,425
SBA Communications Corp. Class A	213,847	74,228,432
Store Capital Corp.	496,341	14,110,975
Uniti Group, Inc.	483,919	5,995,756
VICI Properties, Inc.	1,885,371	56,202,910
Vornado Realty Trust	322,580	12,487,072
Washington REIT (SBI)	149,860	3,610,127
WP Carey, Inc.	360,455	29,113,950
		741,413,114
REITs - Health Care - 7.4%
CareTrust (REIT), Inc.	203,711	3,302,155
Community Healthcare Trust, Inc.	56,103	2,065,712
Diversified Healthcare Trust (SBI)	463,120	1,042,020
Global Medical REIT, Inc.	139,888	2,064,747
Healthcare Realty Trust, Inc. (a)	288,556	7,814,096
Healthcare Trust of America, Inc.	430,978	13,127,590
Healthpeak Properties, Inc.	1,050,533	34,467,988
LTC Properties, Inc.	73,467	2,424,411
Medical Properties Trust, Inc.	1,177,085	21,646,593
Physicians Realty Trust	422,792	7,246,655
Sabra Health Care REIT, Inc.	445,773	5,206,629
Universal Health Realty Income Trust (SBI)	24,325	1,220,872
Ventas, Inc.	782,628	43,474,985
Welltower, Inc.	855,328	77,672,336
		222,776,789
REITs - Health Care Facilities - 0.5%
National Health Investors, Inc.	84,906	4,375,206
Omega Healthcare Investors, Inc.	474,782	12,097,445
		16,472,651
REITs - Hotels - 2.6%
Chatham Lodging Trust (b)	86,008	1,235,075
DiamondRock Hospitality Co. (b)	440,348	4,676,496
Host Hotels & Resorts, Inc.	1,409,078	28,674,737
Park Hotels & Resorts, Inc.	474,976	9,361,777
Pebblebrook Hotel Trust	266,563	6,509,468
RLJ Lodging Trust	340,308	4,771,118
Ryman Hospitality Properties, Inc. (b)	105,376	9,850,548
Service Properties Trust	345,846	2,808,270
Summit Hotel Properties, Inc. (b)	213,071	2,103,011
Sunstone Hotel Investors, Inc. (b)	436,828	5,351,143
Xenia Hotels & Resorts, Inc. (b)	228,947	4,416,388
		79,758,031
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	350,408	13,077,227
REITs - Management/Investment - 10.7%
American Assets Trust, Inc.	101,621	3,719,329
American Tower Corp.	895,483	215,829,313
Empire State Realty Trust, Inc. (a)	284,225	2,455,704
iStar Financial, Inc.	142,172	2,394,176
LXP Industrial Trust (REIT)	547,202	6,867,385
National Retail Properties, Inc.	343,872	15,075,348
Rayonier, Inc.	283,539	12,248,885
UMH Properties, Inc.	107,375	2,525,460
Weyerhaeuser Co.	1,479,407	60,981,157
		322,096,757
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	346,339	26,765,078
Sun Communities, Inc.	231,051	40,565,624
		67,330,702
REITs - Office Buildings - 0.1%
Office Properties Income Trust	91,461	1,977,387
REITs - Office Property - 5.7%
Alexandria Real Estate Equities, Inc.	289,499	52,735,138
Boston Properties, Inc.	292,424	34,389,062
Brandywine Realty Trust (SBI)	336,609	3,928,227
City Office REIT, Inc.	91,349	1,355,619
Corporate Office Properties Trust (SBI)	219,304	5,853,224
Douglas Emmett, Inc.	347,064	10,224,505
Easterly Government Properties, Inc.	164,889	3,141,135
Equity Commonwealth (b)	207,487	5,434,085
Franklin Street Properties Corp. (a)	192,598	993,806
Highwoods Properties, Inc. (SBI)	203,465	8,309,511
Hudson Pacific Properties, Inc.	295,723	6,884,431
JBG SMITH Properties	221,358	5,834,997
Kilroy Realty Corp.	208,355	14,584,850
Orion Office (REIT), Inc. (a)	115,087	1,544,468
Paramount Group, Inc.	336,929	3,204,195
Piedmont Office Realty Trust, Inc. Class A (a)	228,644	3,681,168
SL Green Realty Corp.	131,152	9,078,341
Veris Residential, Inc. (b)	128,821	2,062,424
		173,239,186
REITs - Regional Malls - 2.8%
Simon Property Group, Inc.	646,703	76,310,954
Tanger Factory Outlet Centers, Inc.	213,982	3,451,530
The Macerich Co.	426,922	5,357,871
		85,120,355
REITs - Shopping Centers - 6.4%
Acadia Realty Trust (SBI)	165,539	3,463,076
Alexanders, Inc.	3,264	810,027
Brixmor Property Group, Inc.	593,318	15,058,411
Federal Realty Investment Trust (SBI)	139,752	16,359,369
Kimco Realty Corp.	1,224,419	31,014,533
Kite Realty Group Trust	434,545	9,690,354
Realty Income Corp.	1,111,001	77,059,029
Regency Centers Corp.	306,178	21,074,232
Retail Opportunity Investments Corp.	236,882	4,413,112
RPT Realty	159,319	2,117,350
Saul Centers, Inc.	27,509	1,419,739
Seritage Growth Properties (a)(b)	89,352	884,585
SITE Centers Corp.	343,457	5,460,966
Urban Edge Properties	238,102	4,450,126
Urstadt Biddle Properties, Inc. Class A	56,411	978,731
		194,253,640
REITs - Single Tenant - 1.2%
Agree Realty Corp.	140,226	9,524,150
Essential Properties Realty Trust, Inc.	265,229	6,365,496
Four Corners Property Trust, Inc.	150,664	4,137,233
Getty Realty Corp.	71,804	1,932,246
NETSTREIT Corp.	102,588	2,217,953
Spirit Realty Capital, Inc.	248,746	10,808,014
		34,985,092
REITs - Storage - 8.2%
CubeSmart	432,419	20,544,227
Extra Space Storage, Inc.	263,325	50,031,750
Iron Mountain, Inc.	570,107	30,631,849
Life Storage, Inc.	162,355	21,510,414
National Storage Affiliates Trust	177,000	10,018,200
Public Storage	310,160	115,224,440
		247,960,880
REITs - Warehouse/Industrial - 10.5%
Americold Realty Trust	526,916	13,900,044
EastGroup Properties, Inc.	81,965	15,368,438
First Industrial Realty Trust, Inc.	252,753	14,659,674
Industrial Logistics Properties Trust	126,058	2,037,097
Plymouth Industrial REIT, Inc.	71,549	1,725,762
Prologis (REIT), Inc.	1,454,620	233,161,040
Rexford Industrial Realty, Inc.	308,778	24,097,035
Terreno Realty Corp.	152,983	11,129,513
		316,078,603
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,884,700,277
Real Estate Management & Development - 4.5%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	26,757	729,931
The St. Joe Co.	67,356	3,584,013
		4,313,944
Real Estate Development - 0.3%
Forestar Group, Inc. (a)(b)	41,494	676,767
Howard Hughes Corp. (a)(b)	79,648	7,987,898
		8,664,665
Real Estate Operating Companies - 0.2%
FRP Holdings, Inc. (b)	8,346	471,632
Kennedy-Wilson Holdings, Inc.	220,780	4,978,589
		5,450,221
Real Estate Services - 3.9%
CBRE Group, Inc.	659,683	54,780,076
Cushman & Wakefield PLC (b)	267,197	4,782,826
Douglas Elliman, Inc. (a)	131,123	794,605
eXp World Holdings, Inc. (a)	148,645	1,990,357
Jones Lang LaSalle, Inc. (a)(b)	99,480	21,759,260
Marcus & Millichap, Inc.	46,377	2,077,226
Newmark Group, Inc.	381,355	4,633,463
Opendoor Technologies, Inc. (a)(b)	266,508	1,862,891
RE/MAX Holdings, Inc.	32,748	768,268
Realogy Holdings Corp. (b)	223,052	2,444,650
Redfin Corp. (a)(b)	208,095	2,320,259
Zillow Group, Inc.:
Class A (a)(b)	107,663	4,161,175
Class C (a)(b)	348,127	13,862,417
		116,237,473
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		134,666,303
TOTAL COMMON STOCKS (Cost $2,434,354,059)		3,019,366,580

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $594,535)	600,000	592,720

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	8,515,682	8,517,385
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	52,202,883	52,208,103
TOTAL MONEY MARKET FUNDS (Cost $60,725,488)		60,725,488

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,495,674,082)	3,080,684,788
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(56,146,416)
NET ASSETS - 100.0%	3,024,538,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	126	Jun 2022	5,066,460	53,812	53,812

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $592,720.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	11,341,337	359,313,292	362,137,244	6,954	-	-	8,517,385	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	32,717,636	291,059,266	271,568,799	45,830	-	-	52,208,103	0.1%
Total	44,058,973	650,372,558	633,706,043	52,784	-	-	60,725,488

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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